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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Whitney Holdings LLC
                 -------------------------------
   Address:      130 Main Street
                 -------------------------------
                 New Canaan, CT 06840
                 -------------------------------

Form 13F File Number: 28-05743
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Daniel J. O'Brien
         -------------------------------
Title:   Manager
         -------------------------------
Phone:   203-716-6140
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Daniel J. O'Brien                New Canaan, CT     May 1, 2008
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    13F File Number                  Name
    28-
       -----------                   -----------------------------------------
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                    2
                                        --------------------

Form 13F Information Table Value Total:        $      20,941
                                        --------------------
                                            (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE
                                 MARCH 31, 2008

      COLUMN 1              COLUMN 2   COLUMN 3   COLUMN 4    COLUMN 5             COLUMN 6         COLUMN 7        COLUMN 8
----------------------------------------------------------------------------------------------------------------------------------
                                                             SHARES OR          PUT/                           VOTING AUTHORITY
                            TITLE OF                VALUE   ------------        ----   INVESTMEN     OTHER   ---------------------
NAME OF ISSUER               CLASS      CUSIP     (x$1000)    PRN AMT    SH/PRN CALL   DISCRETION   MANAGERS   SOLE    SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------
KNOLOGY, INC.                 COM      499183804     20,527    1,585,122   SH        SHARED-DEFINED   NONE   1,585,122
THOMAS WEISEL PARTNERS GRP    COM      884481102        414       62,483   SH        SHARED DEFINED   NONE      62,483